Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Restricted Share Grant Activity
Restricted share grant activity for the year ended December 31, 2018 and 2019 was as follows:

	Number of non-vested restricted shares	Weighted average grant date fair value	Weighted average remaining contractual term
Balance as of January 1, 2018	143,513	$13.82	1.49 years
Granted	131,542	12.04
Vested	(28,194)	12.77
Forfeited	(3,673)	14.16

Balance as of December 31, 2018	243,188	$12.98	1.30 years
Granted	174,438	11.06
Cancelled	(5,425)	11.06
Vested	(83,045)	14.24

Balance as of December 31, 2019	329,156	$11.68	1.38 years

Summary of Stock Option Activity
The movements in the existing share options during the years ended December 31, 2018 and 2019 were as follows:

Options	Number of options outstanding	Weighted average exercise price per share	Aggregate intrinsic value
Balance as of January 1, 2018	368,740	$21.51	—
Forfeited during the year	(24,804)	22.55	—

Balance as of December 31, 2018	343,936	21.43	$—
Granted during the period	6,000	18.95	—

Balance as of December 31, 2019	349,936	21.39	$—